Stockholders' Equity - Summary of Award Activity Under Omnibus Plan (Details) - Omnibus Plan	9 Months Ended
Sep. 30, 2023 $ / shares shares
RSUs
Number of RSUs and PSUs
Outstanding, Beginning of Period (in shares) | shares	0
Granted (in shares) | shares	985,313
Vested or exercised (in shares) | shares	0
Forfeited (in shares) | shares	(20,679)
Outstanding, End of Period (in shares) | shares	964,634
Restricted stock awards expected to vest (in shares) | shares	964,634
Weighted-Average Price
Outstanding, Beginning of Period (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	16
Vested or exercised (in dollars per share) | $ / shares	0
Forfeited (in dollars per share) | $ / shares	0
Outstanding, End of Period (in dollars per share) | $ / shares	16
Restricted stock awards expected to vest (in dollars per share) | $ / shares	$ 16
PSUs
Number of RSUs and PSUs
Outstanding, Beginning of Period (in shares) | shares	0
Granted (in shares) | shares	311,875
Vested or exercised (in shares) | shares	0
Forfeited (in shares) | shares	0
Outstanding, End of Period (in shares) | shares	311,875
Restricted stock awards expected to vest (in shares) | shares	311,875
Weighted-Average Price
Outstanding, Beginning of Period (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	16.99
Vested or exercised (in dollars per share) | $ / shares	0
Forfeited (in dollars per share) | $ / shares	0
Outstanding, End of Period (in dollars per share) | $ / shares	16.99
Restricted stock awards expected to vest (in dollars per share) | $ / shares	$ 16.99